UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Information Technology - 33.7%
Communications Equipment - 8.2%
Cisco Systems, Inc. (a)	3,714,200	$122,791,452
Nokia OYJ (ADR)	965,600	38,353,632
Qualcomm, Inc.	325,100	13,891,523
Research In Motion Ltd. (a)	245,400	30,554,754

		205,591,361

Computers & Peripherals - 11.0%
Apple, Inc. (a)	880,750	167,298,462
EMC Corp. (a)	956,000	24,272,840
Hewlett-Packard Co.	1,632,900	84,388,272

		275,959,574

Internet Software & Services - 7.1%
Google, Inc.-Class A (a)	253,995	179,574,465

Semiconductors & Semiconductor Equipment - 5.7%
Broadcom Corp.-Class A (a)	1,428,400	46,494,420
Intel Corp.	1,624,800	43,707,120
Nvidia Corp. (a)(b)	1,482,700	52,457,926

		142,659,466

Software - 1.7%
Adobe Systems, Inc. (a)(b)	903,200	43,263,280

		847,048,146

Health Care - 17.0%
Biotechnology - 6.6%
Celgene Corp. (a)(b)	657,800	43,414,800
Genentech, Inc. (a)	577,150	42,784,129
Gilead Sciences, Inc. (a)	1,726,900	79,765,511

		165,964,440

Health Care Equipment & Supplies - 2.8%
Alcon, Inc. (b)	385,400	58,661,734
Hologic, Inc. (a)	176,000	11,955,680

		70,617,414

Health Care Providers & Services - 3.8%
Medco Health Solutions, Inc. (a)	361,400	34,108,932
WellPoint, Inc. (a)	763,950	60,527,759

		94,636,691

Pharmaceuticals - 3.8%
Abbott Laboratories	1,134,100	61,944,542
Merck & Co., Inc.	146,800	8,552,568
Teva Pharmaceutical Industries Ltd. (ADR) (b)	598,900	26,357,589

		96,854,699

		428,073,244

Industrials - 12.2%
Aerospace & Defense - 5.7%
Boeing Co.	313,750	30,932,612
Honeywell International, Inc.	1,099,500	66,420,795
Spirit Aerosystems Holdings, Inc.-Class A (a)(b)	1,008,565	35,017,377
United Technologies Corp.	154,200	11,810,178

		144,180,962

Construction & Engineering - 1.3%
Fluor Corp.	205,800	32,516,400

Electrical Equipment - 1.9%
ABB Ltd. (Sponsored) (ADR) (b)	891,900	26,953,218
Emerson Electric Co.	407,500	21,300,025

		48,253,243

Industrial Conglomerates - 0.7%
Textron, Inc.	237,700	16,451,217

Machinery - 2.6%
Deere & Co.	413,450	64,043,405

		305,445,227

Financials - 11.6%
Capital Markets - 5.9%
The Blackstone Group LP (a)(b)	1,297,600	32,997,968
Franklin Resources, Inc. (b)	572,593	74,253,860
The Goldman Sachs Group, Inc.	123,390	30,590,849
Legg Mason, Inc. (b)	133,120	11,040,973

		148,883,650

Consumer Finance - 0.7%
American Express Co.	310,000	18,894,500

Diversified Financial Services - 5.0%
CME Group, Inc.-Class A (b)	111,800	74,486,750
Moody’s Corp. (b)	551,150	24,096,278
NYSE Euronext	275,700	25,879,959

		124,462,987

		292,241,137

Energy - 7.7%
Energy Equipment & Services - 6.7%
Baker Hughes, Inc. (b)	868,850	75,346,672
Cameron International Corp. (a)	121,500	11,829,240
Schlumberger, Ltd.	840,800	81,196,056

		168,371,968

Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	274,100	24,285,260

		192,657,228

Consumer Discretionary - 5.8%
Hotels, Restaurants & Leisure - 1.8%
Las Vegas Sands Corp. (a)	86,700	11,538,036
McDonald’s Corp.	85,500	5,104,350
Starwood Hotels & Resorts Worldwide, Inc.	481,050	27,352,503

		43,994,889

Media - 1.3%
Comcast Corp.-Special-Class A (a)	1,582,050	33,017,383

Multiline Retail - 2.7%
Kohl’s Corp. (a)	727,150	39,971,436
Target Corp.	458,700	28,145,832

		68,117,268

		145,129,540

Materials - 5.4%
Chemicals - 5.4%
Air Products & Chemicals, Inc.	528,650	51,728,403
Monsanto Co.	869,800	84,918,574

		136,646,977

Consumer Staples - 5.0%
Beverages - 1.4%
PepsiCo, Inc.	479,100	35,319,252

Food Products - 1.1%
WM Wrigley Jr Co. (b)	466,400	28,762,888

Household Products - 2.5%
Colgate-Palmolive Co.	350,300	26,717,381
Procter & Gamble Co.	517,500	35,976,600

		62,693,981

		126,776,121

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV Series L (ADR)	462,000	30,210,180

Total Common Stocks (cost $1,859,442,715)		2,504,227,800

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $8,101,199)	8,101,199	8,101,199

Total Investments Before Security Lending Collateral - 99.9% (cost $1,867,543,914)		2,512,328,999

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -8.8%
Short-Terms - 8.8%
UBS Private Money Market Fund, LLC (cost $220,057,303)	220,057,303	220,057,303

Total Investments - 108.7% (cost $2,087,601,217)		2,732,386,302
Other assets less liabilities - (8.7)%		(219,202,382)

Net Assets - 100.0%		$2,513,183,920

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR - American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large-Cap Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: December 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: December 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 24, 2007